Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash flows from operating activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (15,189,000)	$ (4,347,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	2,965,000	2,063,000
Common stock issued for services	648,000	416,000
Credit loss expense	3,886,000	13,000
Operating lease right-of-use assets amortization	148,000	100,000
Finance lease right -of-use asset amortization	113,000	0
Operating lease liabilities, net	(137,000)	(82,000)
Finance lease liability, net	(88,000)	0
Interest expense related to amortization of the discount on note payable	196,000	0
Fair value of warrants issued for a fee and interest	0	106,000
Loss on investment in South Korean joint venture	14,000	5,000
PPP forgiveness	0	(97,000)
Depreciation expense	145,000	155,000
Changes in assets and liabilities:
Accounts receivable	(1,814,000)	(569,000)
Inventories	20,000	(177,000)
Prepaid expenses and other assets	(226,000)	(58,000)
Deposits	99,000	(27,000)
Contract liabilities	280,000	(303,000)
Net cash used in operating activities	(8,297,000)	(3,206,000)
Cash flows from investing activities
Equipment purchases	(46,000)	(1,235,000)
Clyra Medical note receivable	0	(82,000)
Repayment of note receivable	481,000	0
Net cash provided by (used in) investing activities	435,000	(1,317,000)
Cash flows from financing activities
Proceeds from sale of common stock, net of offering costs	2,027,000	594,000
Proceeds from BioLargo stock option exercise	0	153,000
Proceeds (repayments) from debt obligations, net	24,000	(14,000)
Net cash provided by financing activities	8,221,000	4,438,000
Net change in cash	335,000	9,000
Cash at beginning of year	3,548,000	3,539,000
Cash at end of year	3,883,000	3,548,000
Net effect of foreign currency translation	(24,000)	94,000
Supplemental disclosures of cash flow information
Interest	344,000	33,000
Income taxes	0	0
Short-term lease payments not included in lease liability	51,000	49,000
Non-cash investing and financing activities
Conversion of accounts receivable to a note receivable	3,764,000	0
Clyra preferred series A dividend	347,000	345,000
Conversion of debt into shares of BioLargo common stock	250,000	0
Conversion of BETI common sotck to BioLargo common stock	25,000	0
Fair value of warrants issued with Clyra Medical note payable	231,000	160,000
Present value of new Clyra Medical right-of-use asset and operating lease liability	184,000	0
Present value of new financing right of use and lease liability	0	451,000
Allocation of noncontrolling interest	2,649,000	993,000
Conversion of Debt into Shares of Common Stock [Member]
Non-cash investing and financing activities
Conversion of debt into shares of BioLargo common stock	0	119,000
Clyra Medical Common Stock [Member]
Cash flows from financing activities
Proceeds from sale of common stock, net of offering costs	445,000	2,005,000
BETI Common Stock [Member]
Cash flows from financing activities
Proceeds from sale of common stock, net of offering costs	425,000	50,000
BioLargo Energy Technologies, Inc (BETI) [Member]
Cash flows from financing activities
Proceeds from BioLargo warrant exercise	0	756,000
Clyra Medical Technologies [Member]
Cash flows from financing activities
Proceeds from BioLargo warrant exercise	1,894,000	30,000
Entities, Excluding Partially Owned Subsidiary [Member]
Changes in assets and liabilities:
Accounts payable and accrued expenses	266,000	(542,000)
Partially Owned Subsidiary [Member]
Changes in assets and liabilities:
Accounts payable and accrued expenses	377,000	138,000
Cash flows from financing activities
Proceeds from sale of preferred stock in Clyra Medical	2,145,000	0
Proceeds from Clyra Medical note payable	$ 1,261,000	$ 864,000